Principal Accounting Policies - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Disclosure Of Significant Accounting Policies [Line Items]
Short-term investments	¥ 11,005
Level 2
Disclosure Of Significant Accounting Policies [Line Items]
Short-term investments	¥ 11,005